Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares	Treasury shares	Pre-funded warrants	Additional paid- in capital	Accumulated deficit	Total
Balance at Dec. 31, 2019		$ 3,318	$ (41)		$ 44,820	$ (44,806)	$ 3,291
Balance (in Shares) at Dec. 31, 2019		15,029,470	(5,434)
Issuance of ordinary shares, net	[1]	$ 1,203			4,644		5,847
Issuance of ordinary shares, net (in Shares)	[1]	5,175,000
Options exercised		$ 3			8		11
Options exercised (in Shares)		13,750
Share-based compensation related to options granted					229		229
Cancelation of par value		(4,524)			4,524
Loss for the year						(3,730)	(3,730)
Balance at Dec. 31, 2020			$ (41)		54,225	(48,536)	5,648
Balance (in Shares) at Dec. 31, 2020		20,218,220	(5,434)
Issuance of ordinary shares, net	[2]				14,586		14,586
Issuance of ordinary shares, net (in Shares)	[2]	11,485,697
Issuance of ordinary shares public offering net	[3]				12,400		12,400
Issuance of ordinary shares public offering net (in Shares)	[3]	3,892,152
Issuance of pre- funded warrants					3,566		3,566
Issuance of pre- funded warrants (in Shares)				1,034,000
Cancelation of treasury shares			$ 41		(41)
Cancelation of treasury shares (in Shares)		(5,434)	5,434
Options exercised					337		337
Options exercised (in Shares)		189,700
Share-based compensation related to options granted					316		316
Loss for the year						(9,895)	(9,895)
Balance at Dec. 31, 2021					85,389	(58,431)	26,958
Balance (in Shares) at Dec. 31, 2021		35,780,335		1,034,000
Issuance of ordinary shares, net	[4]				6		6
Issuance of ordinary shares, net (in Shares)	[4]	21,000
Issuance of ordinary shares public offering net	[5]				13,569		13,569
Issuance of ordinary shares public offering net (in Shares)	[5]	8,787,880
Pre- funded warrants exercised					1		1
Pre- funded warrants exercised (in Shares)		1,034,000		(1,034,000)
Options exercised					1		1
Options exercised (in Shares)		219
Share-based compensation related to options granted					1,865		1,865
Loss for the year						(16,978)	(16,978)
Balance at Dec. 31, 2022					$ 100,831	$ (75,409)	$ 25,422
Balance (in Shares) at Dec. 31, 2022		45,623,434

[1]	Net of issuance cost of approximately $219
[2]	Net of issuance cost of approximately $414
[3]	Net of issuance cost of approximately $1,028
[4]	Net of issuance cost of approximately $6
[5]	Net of issuance cost of approximately $931